UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02968-99
Name of Registrant: Vanguard Trustees' Equity Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2018
Item 1: Schedule of Investments

Vanguard International Value Fund

Schedule of Investments (unaudited)
As of January 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (95.0%)1
Australia (1.4%)
BHP Billiton Ltd.	3,308,535	80,911
QBE Insurance Group Ltd.	5,373,993	46,591
Woodside Petroleum Ltd.	940,284	25,105
		152,607
Belgium (0.9%)
Anheuser-Busch InBev SA/NV	615,751	69,740
Ageas	550,384	29,101
		98,841
Brazil (1.8%)
Cielo SA	7,382,320	62,307
BB Seguridade Participacoes SA	5,121,200	50,039
* Petroleo Brasileiro SA ADR	3,731,900	49,858
Cia de Saneamento Basico do Estado de Sao Paulo	2,948,200	33,675
* Petroleo Brasileiro SA ADR Preference Shares	163,340	2,024
		197,903
Canada (1.6%)
Canadian Natural Resources Ltd.	2,054,300	70,130
Suncor Energy Inc.	1,702,700	61,685
Canadian National Railway Co.	500,300	40,097
		171,912
China (5.2%)
* Baidu Inc. ADR	848,100	209,413
Tencent Holdings Ltd.	2,212,000	130,701
Shanghai Fosun Pharmaceutical Group Co. Ltd.	14,844,000	86,256
Lenovo Group Ltd.	123,668,000	71,190
Ping An Insurance Group Co. of China Ltd.	2,952,000	34,769
* 58.com Inc. ADR	398,500	31,832
		564,161
Denmark (0.7%)
Carlsberg A/S Class B	584,070	75,076

Finland (1.3%)
Sampo Oyj Class A	1,503,047	87,324
Nokia Oyj	10,546,558	50,872
		138,196
France (7.6%)
Sanofi	1,812,753	159,979
TOTAL SA	2,718,724	157,632
BNP Paribas SA	1,340,391	110,709
Vinci SA	789,421	85,320
Valeo SA	1,037,002	81,653
Cie Generale des Etablissements Michelin	394,559	63,120
* ArcelorMittal	1,343,988	48,676
Safran SA	395,400	44,673
AXA SA	857,109	28,188
Schneider Electric SE	291,049	27,271

Engie SA	965,914	16,772
		823,993
Germany (5.1%)
* Commerzbank AG	7,759,580	128,042
SAP SE	963,719	109,036
Bayer AG	515,056	67,492
E.ON SE	6,285,881	66,072
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	249,902	58,794
Continental AG	174,515	52,426
Fresenius SE & Co. KGaA	498,700	43,650
Deutsche Post AG	708,892	33,484
		558,996
Hong Kong (2.5%)
Galaxy Entertainment Group Ltd.	14,121,000	124,574
CK Hutchison Holdings Ltd.	5,040,692	67,991
Swire Pacific Ltd. Class A	6,451,850	64,396
Li & Fung Ltd.	38,162,000	19,441
		276,402
India (1.9%)
ICICI Bank Ltd. ADR	14,059,800	154,377
Infosys Ltd. ADR	3,037,600	54,707
		209,084
Indonesia (1.3%)
Bank Negara Indonesia Persero Tbk PT	119,284,300	83,759
Telekomunikasi Indonesia Persero Tbk PT ADR	1,773,538	53,295
		137,054
Ireland (0.5%)
* Ryanair Holdings plc ADR	458,754	56,294

Italy (1.1%)
Eni SPA	5,275,379	94,969
* UniCredit SPA	1,132,170	24,962
		119,931
Japan (18.8%)
Sumitomo Mitsui Financial Group Inc.	3,757,000	169,200
Panasonic Corp.	8,435,300	125,241
Omron Corp.	1,990,800	124,780
Daiwa House Industry Co. Ltd.	2,821,300	111,748
Mitsubishi Corp.	3,537,200	99,131
East Japan Railway Co.	941,200	93,946
Sumitomo Mitsui Trust Holdings Inc.	2,118,800	88,225
Makita Corp.	1,828,900	86,405
Ryohin Keikaku Co. Ltd.	256,000	85,619
Nidec Corp.	508,700	81,872
Nomura Holdings Inc.	12,169,400	79,447
Takashimaya Co. Ltd.	7,429,000	77,302
Japan Tobacco Inc.	2,295,300	76,066
Sumitomo Electric Industries Ltd.	4,439,000	75,974
Alps Electric Co. Ltd.	2,489,500	71,941
Yahoo Japan Corp.	13,049,500	62,943
Hino Motors Ltd.	4,623,900	61,489
DeNA Co. Ltd.	2,726,500	59,217
Sony Corp.	1,145,600	54,944
Sumitomo Realty & Development Co. Ltd.	1,417,877	54,702
Tokyo Electron Ltd.	268,600	50,669

KDDI Corp.	1,439,000	36,519
Kao Corp.	502,300	34,904
Honda Motor Co. Ltd.	827,700	29,189
Teijin Ltd.	1,227,300	27,211
Daiwa Securities Group Inc.	3,414,000	24,576
Toyota Motor Corp.	345,709	23,818
Astellas Pharma Inc.	1,625,500	21,377
Yamato Kogyo Co. Ltd.	701,000	20,085
Dentsu Inc.	407,600	18,289
Japan Post Holdings Co. Ltd.	1,379,700	16,493
		2,043,322
Netherlands (1.5%)
Wolters Kluwer NV	1,577,054	83,474
2 ABN AMRO Group NV	1,271,050	43,023
Aegon NV	5,312,997	36,307
		162,804
Norway (1.9%)
DNB ASA	3,735,270	75,920
Statoil ASA	2,818,465	66,041
Telenor ASA	2,364,883	55,290
TGS NOPEC Geophysical Co. ASA	470,284	11,815
		209,066
Other (0.4%)
3 Vanguard FTSE All-World ex-US ETF	718,406	41,552
* Unicredit SpA Rights Exp. 02/20/2018	1,132,170	6
		41,558
Philippines (0.2%)
* Alliance Global Group Inc.	77,952,000	23,307

Russia (1.2%)
* Yandex NV Class A	1,381,815	53,517
Gazprom PJSC ADR	9,420,057	47,428
Lukoil PJSC ADR	385,850	25,495
Gazprom PJSC ADR	740,167	3,686
		130,126
Singapore (1.7%)
DBS Group Holdings Ltd.	9,524,400	191,165

South Africa (0.9%)
Sanlam Ltd.	8,022,595	59,726
Mr Price Group Ltd.	1,458,632	35,195
		94,921
South Korea (2.2%)
Samsung Electronics Co. Ltd.	40,368	94,353
E-MART Inc.	178,078	48,387
Hana Financial Group Inc.	984,207	47,960
Shinhan Financial Group Co. Ltd.	561,096	27,856
Kia Motors Corp.	675,146	21,891
		240,447
Spain (3.1%)
^ Banco Santander SA	10,909,809	80,998
Telefonica SA	7,018,821	72,003
Banco Bilbao Vizcaya Argentaria SA	7,576,533	71,103
Banco de Sabadell SA	28,956,274	68,824

Red Electrica Corp. SA	2,374,761	50,090
		343,018
Sweden (1.1%)
Assa Abloy AB Class B	3,950,497	87,569
Nordea Bank AB	2,978,444	36,769
		124,338
Switzerland (6.0%)
Novartis AG	2,655,002	239,633
Roche Holding AG	457,969	113,152
Adecco Group AG	1,221,508	100,507
LafargeHolcim Ltd.	969,556	59,322
Credit Suisse Group AG	2,906,412	56,213
ABB Ltd.	1,674,700	46,679
Cie Financiere Richemont SA	347,629	33,343
		648,849
Taiwan (1.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	15,583,704	136,191
Silicon Motion Technology Corp. ADR	1,412,526	70,174
		206,365
Thailand (1.2%)
Bangkok Bank PCL	13,166,800	86,926
Kasikornbank PCL (Foreign)	5,885,400	43,364
		130,290
Turkey (0.9%)
Turkcell Iletisim Hizmetleri AS	16,578,368	68,797
KOC Holding AS	5,389,349	26,224
		95,021
United Kingdom (16.0%)
Royal Dutch Shell plc Class A	4,513,616	158,506
Prudential plc	4,807,730	130,147
BP plc	14,362,003	102,466
Tesco plc	34,454,090	102,437
BP plc ADR	2,362,200	101,079
British American Tobacco plc	1,468,119	100,343
Barclays plc	34,772,348	98,891
AstraZeneca plc	1,396,938	96,967
Unilever plc	1,585,104	89,712
Kingfisher plc	15,385,104	75,738
Compass Group plc	3,521,865	74,154
WPP plc	4,000,681	72,453
Shire plc	1,531,057	71,535
ITV plc	28,019,734	66,453
HSBC Holdings plc	5,877,471	62,706
Ferguson plc	780,299	60,259
* Royal Bank of Scotland Group plc	14,611,000	59,766
Whitbread plc	926,618	51,071
Ashtead Group plc	1,660,572	49,640
Lloyds Banking Group plc	41,473,540	40,976
Royal Dutch Shell plc Class A	827,596	29,015
Johnson Matthey plc	571,511	28,090
Babcock International Group plc	2,143,115	20,875
		1,743,279

United States (3.1%)
	Accenture plc Class A			611,890	98,331
	Medtronic plc			1,033,185	88,740
	Aon plc			493,755	70,197
	RenaissanceRe Holdings Ltd.			333,875	42,449
	Signet Jewelers Ltd.			687,174	36,352
					336,069
Total Common Stocks (Cost $8,470,790)					10,344,395
Temporary Cash Investments (4.6%)1
Money Market Fund (4.4%)
4,5 Vanguard Market Liquidity Fund		1.545%		4,810,667	481,067

U.S. Government and Agency Obligations (0.2%)6
	United States Treasury Bill	1.099%	2/1/18	5,000	5,000
6	United States Treasury Bill	1.209%	2/8/18	3,000	2,999
6	United States Treasury Bill	1.391%	5/3/18	4,000	3,985
6	United States Treasury Bill	1.370%	5/17/18	4,000	3,983
6	United States Treasury Bill	1.510%	6/21/18	5,000	4,971
					20,938
Total Temporary Cash Investments (Cost $502,019)					502,005
Total Investments (99.6%) (Cost $8,972,809)					10,846,400
Other Assets and Liabilities-Net (0.4%)5					38,606
Net Assets (100%)					10,885,006

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $61,281,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.2% and 2.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the value of this security represented 0.4% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $63,770,000 of collateral received for securities on loan.
6 Securities with a value of $12,352,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
	Expiration	Contracts	(Short)	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	March 2018	2,183	97,902	625
Topix Index	March 2018	417	70,274	864
S&P ASX 200 Index	March 2018	358	43,346	(284)
FTSE 100 Index	March 2018	324	34,404	7
				1,212

International Value Fund

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for S&P ASX 200 Index and Topix Index futures contracts are generally treated the same for financial reporting and tax purposes.

Forward Currency Contracts
	Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	3/21/18	EUR	46,897	USD	55,684	2,727
Goldman Sachs International	3/21/18	EUR	25,789	USD	31,165	957
Goldman Sachs International	3/13/18	JPY	3,360,743	USD	30,074	779
Bank of America, N.A.	3/21/18	GBP	19,226	USD	25,780	1,569
Goldman Sachs International	3/20/18	AUD	27,190	USD	20,850	1,057
JPMorgan Chase Bank, N.A.	3/21/18	EUR	17,296	USD	20,645	899
JPMorgan Chase Bank, N.A.	3/13/18	JPY	2,131,505	USD	19,115	454
BNP Paribas	3/20/18	AUD	24,341	USD	18,814	796
The Toronto-Dominion Bank	3/13/18	JPY	1,472,928	USD	13,191	331
Barclays Bank plc	3/13/18	JPY	1,461,600	USD	12,987	430
UBS AG	3/21/18	GBP	5,984	USD	7,994	467
Citibank, N.A.	3/20/18	AUD	4,768	USD	3,805	36
BNP Paribas	3/13/18	JPY	399,740	USD	3,560	110
Citibank, N.A.	3/20/18	AUD	3,301	USD	2,661	(2)
Morgan Stanley Capital
Services LLC	3/21/18	GBP	1,774	USD	2,458	65
JPMorgan Chase Bank, N.A.	3/21/18	GBP	1,454	USD	2,079	(11)
Barclays Bank plc	3/20/18	AUD	1,960	USD	1,533	46
Barclays Bank plc	3/21/18	GBP	840	USD	1,138	57
BNP Paribas	3/21/18	GBP	46	USD	62	4
Barclays Bank plc	3/13/18	USD	11,441	JPY	1,286,165	(366)
BNP Paribas	3/21/18	USD	14,492	EUR	12,161	(654)
BNP Paribas	3/20/18	USD	5,886	AUD	7,690	(309)
BNP Paribas	3/21/18	USD	6,931	GBP	5,157	(406)
						9,036
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

International Value Fund

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

At January 31, 2018, the counterparties had deposited in segregated accounts securities with a value of $4,142,000 and cash of $4,010,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

International Value Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,389,789	8,954,606	—
Temporary Cash Investments	481,067	20,938	—
Futures Contracts—Assets[1]	152	—	—
Futures Contracts—Liabilities[1]	(1,039)	—	—
Forward Currency Contracts—Assets	—	10,784	—
Forward Currency Contracts—Liabilities	—	(1,748)	—
Total	1,869,969	8,984,580	—
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $119,525,000 based on Level 2 inputs were transferred from Level 1 during the quarterly period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of

International Value Fund

the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At January 31, 2018, the cost of investment securities for tax purposes was $8,972,809,000. Net unrealized appreciation of investment securities for tax purposes was $1,873,591,000, consisting of unrealized gains of $2,262,126,000 on securities that had risen in value since their purchase and $388,535,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Equity Fund

Schedule of Investments (unaudited)
As of January 31, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Growth and Income Fund Investor Shares	6,615,852	329,933
Vanguard U.S. Growth Fund Investor Shares	6,273,902	248,321
Vanguard Morgan Growth Fund Investor Shares	7,851,847	248,118
Vanguard Windsor Fund Investor Shares	10,044,026	246,179
Vanguard Windsor II Fund Investor Shares	6,179,991	245,902
Vanguard Explorer Fund Investor Shares	1,649,712	164,229
Vanguard Mid-Cap Growth Fund	2,924,485	81,915
Vanguard Capital Value Fund	5,887,989	80,901

Total Investments (Cost $1,021,272)		1,645,498
Other Assets and Liabilities-Net (0.0%)		(154)
Net Assets (100%)		1,645,344

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At January 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2018, the cost of investment securities for tax purposes was $1,021,272,000. Net unrealized appreciation of investment securities for tax purposes was $624,226,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Diversified Equity Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds					Jan. 31,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard
Capital Value
Fund	70,852	6,011	301	1	4,338	1,429	—	80,901
Vanguard
Explorer Fund	144,428	24,555	2,213	260	(2,801)	669	15,359	164,229
Vanguard
Growth and
Income Fund	287,833	32,854	6,031	847	14,430	2,109	12,102	329,933
Vanguard Mid-
Cap Growth
Fund	72,557	7,004	2,124	169	4,309	257	2,246	81,915
Vanguard
Morgan Growth
Fund	217,059	32,692	9,102	743	6,726	1,845	14,992	248,118
Vanguard U.S.
Growth Fund	217,205	27,071	11,135	1,900	13,280	836	9,718	248,321
Vanguard
Windsor Fund	214,573	21,494	1,166	2	11,276	1,759	5,931	246,179
Vanguard
Windsor ll Fund	214,804	30,923	6,659	187	6,647	2,165	13,289	245,902
Total	1,439,311	182,604	38,731	4,109	58,205	11,069	73,637	1,645,498

Vanguard Emerging Markets Select Stock Fund

Schedule of Investments (unaudited)
As of January 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (94.4%)1
Argentina (0.2%)
	YPF SA ADR	65,450	1,581
*	Loma Negra Cia Industrial Argentina SA ADR	9,574	228
			1,809

Brazil (9.2%)
	Itau Unibanco Holding SA ADR	495,674	8,129
*	Petroleo Brasileiro SA ADR Preference Shares	465,847	5,772
	Vale SA Class B ADR	411,374	5,385
	Ambev SA	730,870	5,039
	Telefonica Brasil SA ADR	250,532	4,249
	Cia de Saneamento Basico do Estado de Sao Paulo	371,289	4,241
	Itau Unibanco Holding SA Preference Shares	231,848	3,805
	Banco Bradesco SA Preference Shares	293,153	3,752
	CVC Brasil Operadora e Agencia de Viagens SA	178,901	3,096
*,^	BRF SA ADR	253,504	2,821
*	Petroleo Brasileiro SA Preference Shares	453,700	2,808
*	Petrobras Distribuidora SA	408,291	2,691
	Ambev SA ADR	378,828	2,602
	MRV Engenharia e Participacoes SA	487,689	2,321
	TOTVS SA	220,072	2,244
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	455,769	2,144
	CCR SA	406,455	2,000
	Telefonica Brasil SA Preference Shares	108,500	1,834
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	453,900	1,692
	Cia de Saneamento do Parana Preference Shares	473,100	1,577
	EDP - Energias do Brasil SA	347,314	1,496
	Lojas Renner SA	106,745	1,269
	Randon Participacoes SA Preference Shares	427,088	1,146
	Cia de Saneamento do Parana	43,900	801
	Braskem SA Preference Shares	40,600	630
	Gerdau SA Preference Shares	98,000	444
	Magazine Luiza SA	12,200	324
*	Atacadao Distribuicao Comercio e Industria Ltda	59,900	303
*	Petroleo Brasileiro SA ADR	14,835	198
	Localiza Rent a Car SA	20,400	165
*	Biotoscana Investments SA	14,300	84
			75,062
Canada (0.3%)
	First Quantum Minerals Ltd.	168,007	2,505
*	Kinross Gold Corp.	55,642	241
			2,746
China (27.1%)
	Tencent Holdings Ltd.	497,501	29,396
	China Construction Bank Corp.	17,620,050	20,229
*	Alibaba Group Holding Ltd. ADR	66,209	13,526
*	Baidu Inc. ADR	42,749	10,556

	China Mobile Ltd.	942,500	9,925
	Industrial & Commercial Bank of China Ltd.	9,291,882	8,753
	Lenovo Group Ltd.	11,584,000	6,668
	China Resources Power Holdings Co. Ltd.	3,413,683	6,294
	China Telecom Corp. Ltd.	12,254,980	6,070
	China Pacific Insurance Group Co. Ltd.	1,194,020	6,036
	CNOOC Ltd.	3,491,567	5,488
*	Ctrip.com International Ltd. ADR	113,650	5,317
	Dongfeng Motor Group Co. Ltd.	3,952,000	5,146
	China Shenhua Energy Co. Ltd.	1,516,500	4,712
	Ping An Insurance Group Co. of China Ltd.	370,630	4,365
	Anhui Conch Cement Co. Ltd.	740,000	4,060
	China Longyuan Power Group Corp. Ltd.	5,493,580	4,010
	Hollysys Automation Technologies Ltd.	151,289	3,838
	China Agri-Industries Holdings Ltd.	8,228,000	3,820
	China Petroleum & Chemical Corp.	4,374,000	3,781
	Far East Horizon Ltd.	3,431,000	3,689
	China Overseas Land & Investment Ltd.	952,000	3,682
	China Dongxiang Group Co. Ltd.	17,826,000	3,623
	China Lesso Group Holdings Ltd.	4,301,000	3,351
	PICC Property & Casualty Co. Ltd.	1,588,040	3,285
*	China Unicom Hong Kong Ltd.	1,943,973	2,914
	Greatview Aseptic Packaging Co. Ltd.	4,005,000	2,870
	China Oilfield Services Ltd.	2,168,000	2,580
*	Grand Baoxin Auto Group Ltd.	5,584,500	2,508
	Guangzhou R&F Properties Co. Ltd.	875,600	2,451
	China Shineway Pharmaceutical Group Ltd.	1,827,382	2,249
*	Li Ning Co. Ltd.	2,570,000	2,067
	China Merchants Bank Co. Ltd.	423,000	2,065
	Brilliance China Automotive Holdings Ltd.	744,000	1,892
*	Datang International Power Generation Co. Ltd.	5,670,300	1,868
	China Railway Group Ltd.	2,420,000	1,853
*	JD.com Inc. ADR	37,140	1,828
	ENN Energy Holdings Ltd.	225,012	1,738
	Shimao Property Holdings Ltd.	559,500	1,660
	Sunny Optical Technology Group Co. Ltd.	82,100	1,132
*	SINA Corp.	8,834	1,036
*	West China Cement Ltd.	5,892,000	1,012
	Dah Chong Hong Holdings Ltd.	1,945,106	981
2	BAIC Motor Corp. Ltd.	472,000	737
*	BeiGene Ltd. ADR	5,364	728
	Guangdong Investment Ltd.	480,848	715
	PetroChina Co. Ltd.	856,000	676
*,2,3 Tianhe Chemicals Group Ltd.		4,142,000	620
	Longfor Properties Co. Ltd.	178,321	582
	CSPC Pharmaceutical Group Ltd.	226,800	502
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	74,272	432
	Sino Biopharmaceutical Ltd.	215,379	395
	New Oriental Education & Technology Group Inc. ADR	4,187	386
	TAL Education Group ADR	11,739	382
*	Vipshop Holdings Ltd. ADR	20,408	337
	China Resources Phoenix Healthcare Holdings Co. Ltd.	221,300	320
	China Traditional Chinese Medicine Holdings Co. Ltd.	382,500	252
	Fosun International Ltd.	100,500	237
	Tongda Group Holdings Ltd.	982,110	222
	Shandong Weigao Group Medical Polymer Co. Ltd.	261,800	194
	ANTA Sports Products Ltd.	26,891	129

Yestar Healthcare Holdings Co. Ltd.	307,500	117
2 China Railway Signal & Communication Corp. Ltd.	62,000	48
* Kingdee International Software Group Co. Ltd.	66,000	43
		222,378
Colombia (0.2%)
* CEMEX Latam Holdings SA	325,775	1,253

Czech Republic (0.6%)
CEZ AS	115,630	2,961
Komercni banka as	40,455	1,858
		4,819
Greece (0.7%)
* Alpha Bank AE	1,418,915	3,452
Hellenic Telecommunications Organization SA	70,697	1,109
Hellenic Petroleum SA	60,797	664
* National Bank of Greece SA	1,530,254	647
		5,872
Hong Kong (2.9%)
AIA Group Ltd.	644,101	5,502
CNOOC Ltd. ADR	14,407	2,265
Xinyi Solar Holdings Ltd.	4,792,000	2,202
Stella International Holdings Ltd.	1,349,000	1,954
First Pacific Co. Ltd.	2,584,000	1,843
* Pacific Basin Shipping Ltd.	7,646,975	1,771
Sands China Ltd.	286,850	1,705
Want Want China Holdings Ltd.	1,855,000	1,635
Texwinca Holdings Ltd.	2,555,000	1,398
United Co. RUSAL plc	1,481,000	1,072
Samsonite International SA	238,355	1,030
Singamas Container Holdings Ltd.	3,441,077	689
AMVIG Holdings Ltd.	1,649,578	434
AAC Technologies Holdings Inc.	17,779	295
Microport Scientific Corp.	191,037	200
		23,995
Hungary (0.8%)
OTP Bank plc	118,031	5,469
Magyar Telekom Telecommunications plc	466,242	871
		6,340
India (7.4%)
Reliance Industries Ltd.	616,065	9,296
ICICI Bank Ltd. ADR	555,127	6,095
State Bank of India	1,007,466	4,950
NTPC Ltd.	1,454,322	3,891
Infosys Ltd. ADR	198,976	3,584
Bank of Baroda	1,400,402	3,446
Axis Bank Ltd.	335,921	3,131
Indiabulls Housing Finance Ltd.	101,311	2,211
Bharti Infratel Ltd.	393,698	2,172
ICICI Bank Ltd.	380,280	2,104
NHPC Ltd.	3,732,171	1,726
Ambuja Cements Ltd.	337,367	1,387
Godrej Consumer Products Ltd.	79,344	1,313
ACC Ltd.	46,872	1,262
2 L&T Technology Services Ltd.	64,977	1,234
UltraTech Cement Ltd.	16,857	1,160

	Bharat Electronics Ltd.	424,166	1,127
	HDFC Bank Ltd. ADR	9,254	1,005
*	Punjab National Bank	360,203	968
*	Tata Motors Ltd. Class A	266,178	936
	Power Grid Corp. of India Ltd.	306,909	934
*,2	Avenue Supermarts Ltd.	48,786	905
	Adani Ports & Special Economic Zone Ltd.	131,672	885
	Marico Ltd.	167,703	815
	LIC Housing Finance Ltd.	84,221	707
*	Westlife Development Ltd.	115,837	639
	Indian Oil Corp. Ltd.	83,454	547
	TAKE Solutions Ltd.	199,261	529
	Bharat Petroleum Corp. Ltd.	66,273	512
*	Jammu & Kashmir Bank Ltd.	372,583	435
	PC Jeweller Ltd.	52,195	398
	Jubilant Foodworks Ltd.	10,696	343
			60,647
Indonesia (2.4%)
	Bank Mandiri Persero Tbk PT	7,849,100	4,772
	Bank Central Asia Tbk PT	1,828,100	3,104
	Bank Rakyat Indonesia Persero Tbk PT	10,579,100	2,926
	Semen Indonesia Persero Tbk PT	2,119,500	1,761
	Hanjaya Mandala Sampoerna Tbk PT	4,411,300	1,613
	Bank Danamon Indonesia Tbk PT	2,950,300	1,574
	Telekomunikasi Indonesia Persero Tbk PT	4,376,310	1,304
	Mitra Adiperkasa Tbk PT	1,464,924	800
	Bank Tabungan Pensiunan Nasional Tbk PT	2,710,800	720
	Pakuwon Jati Tbk PT	9,378,438	496
	Sarana Menara Nusantara Tbk PT	1,601,700	444
	Ace Hardware Indonesia Tbk PT	594,300	60
			19,574
Japan (0.4%)
	Murata Manufacturing Co. Ltd.	13,300	1,967
*	Nexon Co. Ltd.	35,162	1,175
			3,142
Kenya (0.0%)
	Equity Group Holdings Ltd.	768,500	323

Malaysia (0.5%)
	Genting Malaysia Bhd.	2,053,300	2,901
	Malaysia Airports Holdings Bhd.	342,224	794
	Inari Amertron Bhd.	379,515	321
*	Pentamaster International Ltd.	562,533	75
			4,091
Mexico (1.7%)
	Grupo Financiero Banorte SAB de CV	612,737	3,937
	Alfa SAB de CV Class A	2,628,370	3,299
*	Cemex SAB de CV ADR	363,901	3,017
	Alpek SAB de CV	1,315,867	1,899
	Mexichem SAB de CV	351,515	996
	Grupo Cementos de Chihuahua SAB de CV	156,578	881
			14,029

Pakistan (0.2%)
	United Bank Ltd.	1,030,905	1,804

Philippines (0.5%)
	International Container Terminal Services Inc.	802,900	1,774
	Pilipinas Shell Petroleum Corp.	746,621	908
*,2	CEMEX Holdings Philippines Inc.	8,058,800	659
	Energy Development Corp.	3,024,129	335
	LT Group Inc.	568,500	249
			3,925
Poland (0.3%)
	Cyfrowy Polsat SA	351,830	2,529

Portugal (0.1%)
	Galp Energia SGPS SA	50,656	968

Russia (6.6%)
	Lukoil PJSC ADR (London Shares)	231,466	15,294
	Rosneft Oil Co. PJSC GDR	1,710,007	10,484
	Sberbank of Russia PJSC ADR (London Shares)	400,288	8,067
	Sberbank of Russia PJSC	1,157,317	5,445
	MMC Norilsk Nickel PJSC ADR	232,200	4,776
	Sberbank of Russia PJSC ADR	107,894	2,184
	PhosAgro PJSC GDR	134,200	2,137
	Etalon Group plc GDR	640,014	2,050
	Gazprom PJSC ADR	231,938	1,168
	Public Joint Stock Gazprom Neft ADR	37,260	923
	Lukoil PJSC ADR	13,572	894
	Inter RAO UES PJSC	10,869,303	733
			54,155
Singapore (0.8%)
	Wilmar International Ltd.	1,587,100	3,865
	Sembcorp Industries Ltd.	808,500	2,089
*,3	Ezion Holdings Ltd.	3,737,460	562
*,3	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	372,164	6
			6,522
South Africa (5.6%)
	Naspers Ltd.	24,126	6,871
	Sasol Ltd.	181,664	6,528
	Barclays Africa Group Ltd.	374,284	5,688
	Reunert Ltd.	656,782	4,145
	Imperial Holdings Ltd.	149,004	3,573
	Mr Price Group Ltd.	146,514	3,535
	Barloworld Ltd.	229,542	3,266
	Sanlam Ltd.	374,501	2,788
	AngloGold Ashanti Ltd. ADR	206,108	2,325
	FirstRand Ltd.	314,107	1,762
*	Nampak Ltd.	1,085,254	1,396
	Nedbank Group Ltd.	45,379	1,013
	Vodacom Group Ltd.	71,577	989
	Shoprite Holdings Ltd.	42,207	879
	Foschini Group Ltd.	41,830	685
	Aspen Pharmacare Holdings Ltd.	26,682	610
			46,053
South Korea (5.7%)
	Hyundai Motor Co.	53,202	8,080

Samsung Electronics Co. Ltd.	3,057	7,145
Hana Financial Group Inc.	133,444	6,503
POSCO	14,969	5,339
* Hyundai Heavy Industries Co. Ltd.	31,887	4,142
DB Insurance Co. Ltd.	58,310	3,950
Shinhan Financial Group Co. Ltd.	59,960	2,977
KB Financial Group Inc.	46,380	2,917
Amorepacific Corp.	8,923	2,500
* Samsung Heavy Industries Co. Ltd.	117,935	1,013
Kia Motors Corp.	31,159	1,010
* Hugel Inc.	562	297
S-Oil Corp.	2,115	244
* Hyundai Heavy Industries Co. Ltd. Rights Exp. 03/09/2018	5,632	174
		46,291
Taiwan (10.2%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	461,922	20,930
Taiwan Semiconductor Manufacturing Co. Ltd.	1,927,266	16,843
Compal Electronics Inc.	8,147,000	6,065
Hon Hai Precision Industry Co. Ltd.	1,824,607	5,752
Catcher Technology Co. Ltd.	330,833	3,785
Delta Electronics Inc.	722,531	3,642
Chicony Electronics Co. Ltd.	1,369,174	3,604
United Microelectronics Corp.	7,259,600	3,543
Cathay Financial Holding Co. Ltd.	1,368,000	2,558
eMemory Technology Inc.	141,000	2,006
Teco Electric and Machinery Co. Ltd.	2,062,000	1,986
Casetek Holdings Ltd.	536,000	1,976
Globalwafers Co. Ltd.	99,442	1,520
E.Sun Financial Holding Co. Ltd.	2,191,541	1,442
Elite Material Co. Ltd.	317,042	1,113
Formosa Sumco Technology Corp.	228,000	1,031
Sino-American Silicon Products Inc.	246,416	857
Largan Precision Co. Ltd.	5,162	708
Gourmet Master Co. Ltd.	46,600	674
Airtac International Group	29,000	460
ASPEED Technology Inc.	12,086	317
Silergy Corp.	13,369	285
Chroma ATE Inc.	45,000	256
Realtek Semiconductor Corp.	58,930	235
Advanced Ceramic X Corp.	17,717	229
Bizlink Holding Inc.	23,884	226
Land Mark Optoelectronics Corp.	14,464	183
Global Unichip Corp.	14,181	175
Kingpak Technology Inc.	17,698	167
Chunghwa Precision Test Tech Co. Ltd.	4,047	165
Yageo Corp.	12,000	159
Walsin Technology Corp.	45,000	151
Getac Technology Corp.	98,000	146
Hota Industrial Manufacturing Co. Ltd.	28,979	122
Voltronic Power Technology Corp.	6,430	114
Hu Lane Associate Inc.	14,680	76
* Casetek Holdings Ltd. Rights Exp 02/05/2018	100,537	53
		83,554
Thailand (1.7%)
Bangkok Bank PCL	792,600	5,233
Charoen Pokphand Foods PCL (Foreign)	2,617,500	1,971

	CP ALL PCL (Foreign)	467,600	1,191
	Bangkok Airways PCL	2,255,438	1,044
	Siam Commercial Bank PCL (Foreign)	203,000	1,019
	PTT PCL (Foreign)	62,800	986
*	Precious Shipping PCL	1,773,177	648
	Supalai PCL	855,195	642
	Land & Houses PCL	1,466,300	543
	Central Pattana PCL	172,900	458
			13,735
Turkey (1.3%)
	Akbank Turk AS	1,879,673	5,448
	Haci Omer Sabanci Holding AS (Bearer)	895,987	2,729
	Turkiye Halk Bankasi AS	698,945	1,881
	Tupras Turkiye Petrol Rafinerileri AS	25,747	790
			10,848
United Arab Emirates (0.7%)
	Union National Bank PJSC	3,195,749	3,473
*	Dubai Financial Market PJSC	4,844,579	1,474
*	Abu Dhabi National Oil Co. for Distribution PJSC	468,375	343
			5,290
United Kingdom (2.5%)
*	Standard Chartered plc	447,364	5,205
*	Standard Chartered plc	281,357	3,241
*	KAZ Minerals plc	183,741	2,138
*	Tullow Oil plc	724,891	2,063
	Antofagasta plc	114,474	1,515
*	Bank of Cyprus Holdings plc	501,217	1,496
	Coca-Cola HBC AG	34,415	1,156
	Petrofac Ltd.	152,191	1,147
	O'Key Group SA GDR	301,758	771
*	Ophir Energy plc	875,820	691
	Anglo American plc	19,621	476
*,2	DP Eurasia NV	132,464	420
	Commercial International Bank Egypt SAE GDR	52,890	240
	Hikma Pharmaceuticals plc	12,945	178
			20,737
United States (3.8%)
4	Vanguard FTSE Emerging Markets ETF	138,107	6,883
	Genpact Ltd.	114,151	3,874
	Cosan Ltd.	314,418	3,603
	Millicom International Cellular SA	47,640	3,554
*	Luxoft Holding Inc. Class A	44,219	2,545
	Cognizant Technology Solutions Corp. Class A	26,803	2,090
*	Azul SA ADR	66,681	1,946
*	Flex Ltd.	102,148	1,840
	Southern Copper Corp.	35,372	1,717
*	Kosmos Energy Ltd.	227,543	1,572
*	Yandex NV Class A	21,593	836
*	Pampa Energia SA ADR	9,377	661
*	Pagseguro Digital Ltd. Class A	12,365	346
Total United States			31,467
Total Common Stocks (Cost $614,668)			773,958

	Coupon
Temporary Cash Investments (7.4%)[1]
Money Market Fund (7.1%)
5,6 Vanguard Market Liquidity Fund	1.545%		583,706	58,371

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.3%)
7 United States Treasury Bill	1.446%	5/31/18	2,350	2,338
Total Temporary Cash Investments (Cost $60,707)				60,709
Total Investments (101.8%) (Cost $675,375)				834,667
Other Assets and Liabilities-Net (-1.8%)6				(15,145)
Net Assets (100%)				819,522

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,558,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 3.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate value of these securities was $4,623,000, representing 0.6% of net assets.
3 Security value determined using significant unobservable inputs.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $1,680,000 of collateral received for securities on loan.
7 Securities with a value of $1,732,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	March 2018	523	32,891	318

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Emerging Markets Select Stock Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	76,906	49,460	—
Common Stocks—Other	77,216	569,188	1,188
Temporary Cash Investments	58,371	2,338	—
Futures Contracts—Assets[1]	492	—	—
Total	212,985	620,986	1,188
1 Represents variation margin on the last day of the reporting period.

Emerging Markets Select Stock Fund

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $32,924,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At January 31, 2018, the cost of investment securities for tax purposes was $676,044,000. Net unrealized appreciation of investment securities for tax purposes was $158,623,000, consisting of unrealized gains of $173,296,000 on securities that had risen in value since their purchase and $14,673,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Alternative Strategies Fund

Consolidated Schedule of Investments (unaudited)
As of January 31, 2018

			Market
			Value•
		Shares	($000)
Common Stocks—Long Postions (62.7%)
Consumer Discretionary (8.1%)
	Mantra Group Ltd.	850,000	2,671
*	Buffalo Wild Wings Inc.	17,000	2,669
	Scripps Networks Interactive Inc. Class A	30,000	2,640
	Tribune Media Co. Class A	59,000	2,513
	Regal Entertainment Group Class A	104,000	2,380
	Sky plc	142,835	2,148
	Time Warner Inc.	20,000	1,907
	Pou Sheng International Holdings Ltd.	3,000,000	750
†	Home Depot Inc.	1,809	363
†	McDonald's Corp.	1,874	321
	Sirius XM Holdings Inc.	52,042	318
	Pool Corp.	2,351	318
	Yum! Brands Inc.	3,739	316
	Carnival Corp.	4,391	314
*	Mohawk Industries Inc.	1,107	311
*	Live Nation Entertainment Inc.	6,857	309
	Walt Disney Co.	2,807	305
*	Bright Horizons Family Solutions Inc.	3,103	305
	Graham Holdings Co. Class B	511	304
	Comcast Corp. Class A	6,956	296
*,† NVR Inc.		92	292
	Aramark	6,249	286
*	Madison Square Garden Co. Class A	1,314	284
	TJX Cos. Inc.	3,322	267
	Choice Hotels International Inc.	3,202	263
	Vail Resorts Inc.	1,172	256
	Cable One Inc.	361	255
	Lowe's Cos. Inc.	2,414	253
	Genuine Parts Co.	2,366	246
	Omnicom Group Inc.	3,039	233
	Twenty-First Century Fox Inc.	6,353	232
	Service Corp. International	5,743	230
	Starbucks Corp.	4,000	227
	John Wiley & Sons Inc. Class A	3,260	207
	Leggett & Platt Inc.	3,596	167
			25,156
Consumer Staples (3.2%)
1	Refresco Group NV	105,000	2,591
	Estee Lauder Cos. Inc. Class A	2,544	343
	Wal-Mart Stores Inc.	3,168	338
	Mondelez International Inc. Class A	6,879	306
	Ingredion Inc.	2,121	305
	Hershey Co.	2,708	299
	General Mills Inc.	5,088	298
	Coca-Cola Co.	6,203	295
	Kraft Heinz Co.	3,755	294
*	US Foods Holding Corp.	9,143	294
	Brown-Forman Corp. Class A	4,171	288

McCormick & Co. Inc.	2,642	287
Procter & Gamble Co.	3,305	285
PepsiCo Inc.	2,358	284
Pinnacle Foods Inc.	4,573	283
Kellogg Co.	4,086	278
Colgate-Palmolive Co.	3,735	277
JM Smucker Co.	2,157	274
Clorox Co.	1,898	269
Altria Group Inc.	3,758	264
Philip Morris International Inc.	2,444	262
Campbell Soup Co.	5,348	249
Church & Dwight Co. Inc.	4,959	242
Conagra Brands Inc.	6,321	240
Constellation Brands Inc. Class A	1,073	236
Kimberly-Clark Corp.	1,884	221
Sysco Corp.	2,367	149
Walgreens Boots Alliance Inc.	1,612	121
Brown-Forman Corp. Class B	1,245	86
		9,958
Energy (0.5%)
† Phillips 66	3,329	341
Exxon Mobil Corp.	3,591	313
Chevron Corp.	2,440	306
Occidental Petroleum Corp.	3,971	298
Schlumberger Ltd.	3,634	267
		1,525
Financials (6.0%)
Validus Holdings Ltd.	39,000	2,640
First Horizon National Corp.	109,880	2,182
MainSource Financial Group Inc.	33,701	1,326
Sun Bancorp Inc.	20,000	490
Bank Mutual Corp.	35,498	369
Clifton Bancorp Inc.	22,110	361
Towne Bank	11,726	358
* Berkshire Hathaway Inc. Class B	1,572	337
Travelers Cos. Inc.	2,209	331
S&P Global Inc.	1,816	329
American Financial Group Inc.	2,894	328
Arthur J Gallagher & Co.	4,787	327
Cboe Global Markets Inc.	2,431	327
Torchmark Corp.	3,574	325
SEI Investments Co.	4,265	320
† Progressive Corp.	5,895	319
Allstate Corp.	3,127	309
Chubb Ltd.	1,923	300
Hartford Financial Services Group Inc.	5,087	299
Marsh & McLennan Cos. Inc.	3,542	296
* Markel Corp.	256	294
Aon plc	2,058	293
Aflac Inc.	3,307	292
Loews Corp.	5,602	289
Reinsurance Group of America Inc. Class A	1,837	288
RenaissanceRe Holdings Ltd.	2,224	283
Starwood Property Trust Inc.	13,594	277
Old Republic International Corp.	12,716	273
* Arch Capital Group Ltd.	2,990	272

WR Berkley Corp.	3,709	271
Nasdaq Inc.	3,328	269
US Bancorp	4,583	262
* Alleghany Corp.	413	259
MFA Financial Inc.	36,100	258
White Mountains Insurance Group Ltd.	298	250
Brown & Brown Inc.	4,758	250
Erie Indemnity Co. Class A	2,078	247
AGNC Investment Corp.	13,080	246
Annaly Capital Management Inc.	23,028	243
American International Group Inc.	3,742	239
Willis Towers Watson plc	1,473	236
XL Group Ltd.	5,918	218
Morningstar Inc.	2,224	214
Two Harbors Investment Corp.	14,100	208
ProAssurance Corp.	3,659	200
First American Financial Corp.	3,184	188
TFS Financial Corp.	9,278	136
		18,628
Health Care (8.4%)
* Akorn Inc.	90,000	2,900
* Bioverativ Inc.	25,000	2,577
* Juno Therapeutics Inc.	30,000	2,574
* TiGenix NV	1,131,880	2,451
* NxStage Medical Inc.	95,100	2,380
* Exactech Inc.	30,195	1,513
Aetna Inc.	6,000	1,121
* Almost Family Inc.	16,161	922
* Ignyta Inc.	29,900	804
* Varian Medical Systems Inc.	2,882	367
Becton Dickinson and Co.	1,428	347
Danaher Corp.	3,410	345
Stryker Corp.	2,041	335
UnitedHealth Group Inc.	1,415	335
Baxter International Inc.	4,649	335
Thermo Fisher Scientific Inc.	1,494	335
Anthem Inc.	1,347	334
Abbott Laboratories	5,315	330
* Intuitive Surgical Inc.	753	325
Zoetis Inc.	4,153	319
* Mettler-Toledo International Inc.	470	317
Pfizer Inc.	8,158	302
Agilent Technologies Inc.	4,110	302
Cigna Corp.	1,435	299
Johnson & Johnson	2,130	294
Cooper Cos. Inc.	1,173	287
STERIS plc	3,100	282
Eli Lilly & Co.	3,444	281
Quest Diagnostics Inc.	2,562	271
Medtronic plc	3,097	266
PerkinElmer Inc.	3,195	256
* HCA Healthcare Inc.	2,456	248
Bio-Techne Corp.	1,729	243
* Laboratory Corp. of America Holdings	1,375	240
Merck & Co. Inc.	3,808	226
* IQVIA Holdings Inc.	2,149	220
* Boston Scientific Corp.	7,551	211

*	Henry Schein Inc.	2,548	193
	Dentsply Sirona Inc.	3,006	183
*	Premier Inc. Class A	1,499	49
			25,919
Industrials (9.6%)
	Chicago Bridge & Iron Co. NV	140,000	2,922
	Orbital ATK Inc.	22,000	2,902
	General Cable Corp.	97,000	2,881
*	Sparton Corp.	112,000	2,577
	Rockwell Collins Inc.	18,000	2,493
*	Zodiac Aerospace	79,000	2,455
	Aecon Group Inc.	140,000	2,266
	Boeing Co.	990	351
	Lockheed Martin Corp.	979	347
†	CH Robinson Worldwide Inc.	3,727	341
	Northrop Grumman Corp.	1,001	341
	Harris Corp.	2,126	339
	Roper Technologies Inc.	1,195	335
	Honeywell International Inc.	2,091	334
	Raytheon Co.	1,595	333
	Rollins Inc.	6,741	333
	IDEX Corp.	2,313	332
*	Copart Inc.	7,444	328
*	Verisk Analytics Inc. Class A	3,229	323
	United Technologies Corp.	2,335	322
	3M Co.	1,273	319
	Waste Management Inc.	3,593	318
	BWX Technologies Inc.	4,991	317
	Fortive Corp.	4,117	313
	Illinois Tool Works Inc.	1,800	313
	General Dynamics Corp.	1,403	312
	Expeditors International of Washington Inc.	4,638	301
	KAR Auction Services Inc.	5,506	300
	Hubbell Inc. Class B	2,182	297
	Allegion plc	3,442	296
	Republic Services Inc. Class A	4,303	296
	Stanley Black & Decker Inc.	1,773	295
	United Parcel Service Inc. Class B	2,280	290
	Watsco Inc.	1,609	289
*	IHS Markit Ltd.	6,044	288
	Toro Co.	4,323	284
	Xylem Inc.	3,919	283
	Huntington Ingalls Industries Inc.	1,119	266
	Macquarie Infrastructure Corp.	3,955	262
	Snap-on Inc.	1,429	245
	JB Hunt Transport Services Inc.	2,013	243
	Carlisle Cos. Inc.	2,081	238
	AMETEK Inc.	3,081	235
	General Electric Co.	8,792	142
	Lennox International Inc.	432	94
			29,691
Information Technology (11.6%)
*	Cavium Inc.	33,000	2,930
*	BroadSoft Inc.	49,000	2,690
*,1 Nets A/S		96,000	2,643
	Gemalto NV	40,000	2,467

* Barracuda Networks Inc.	87,000	2,397
* Aconex Ltd.	380,000	2,353
* Xcerra Corp.	230,600	2,301
* NXP Semiconductors NV	17,000	2,045
DST Systems Inc.	24,000	2,001
* Sigma Designs Inc.	313,200	1,770
* Bazaarvoice Inc.	98,400	541
Maxim Integrated Products Inc.	5,938	362
* Adobe Systems Inc.	1,809	361
† Microsoft Corp.	3,790	360
Mastercard Inc. Class A	2,127	359
† Accenture plc Class A	2,185	351
Jack Henry & Associates Inc.	2,814	351
† Intuit Inc.	2,061	346
* ANSYS Inc.	2,130	344
* salesforce.com Inc.	2,986	340
Broadridge Financial Solutions Inc.	3,511	339
Texas Instruments Inc.	3,061	336
* Synopsys Inc.	3,601	333
Visa Inc. Class A	2,682	333
National Instruments Corp.	6,592	329
* Facebook Inc. Class A	1,744	326
Genpact Ltd.	9,452	321
Fidelity National Information Services Inc.	3,134	321
Cisco Systems Inc.	7,660	318
Amphenol Corp. Class A	3,425	318
Oracle Corp.	6,112	315
* Fiserv Inc.	2,218	312
Analog Devices Inc.	3,366	309
* VMware Inc. Class A	2,490	308
* Tyler Technologies Inc.	1,516	306
International Business Machines Corp.	1,815	297
* VeriSign Inc.	2,574	296
Amdocs Ltd.	4,292	294
Apple Inc.	1,726	289
CDW Corp.	3,848	288
Corning Inc.	9,165	286
* Alphabet Inc. Class A	239	283
Paychex Inc.	4,128	282
* Worldpay Inc. Class A	3,438	276
* EchoStar Corp. Class A	4,462	272
FLIR Systems Inc.	5,174	265
CDK Global Inc.	3,252	232
* CoreLogic Inc.	4,813	228
Western Union Co.	8,834	184
* Alphabet Inc. Class C	58	68
		35,976
Materials (4.2%)
Calgon Carbon Corp.	135,100	2,884
Deltic Timber Corp.	28,000	2,647
Monsanto Co.	21,000	2,558
Avery Dennison Corp.	2,780	341
Praxair Inc.	2,009	325
Eastman Chemical Co.	3,250	322
Sonoco Products Co.	5,568	302
NewMarket Corp.	760	302
AptarGroup Inc.	3,411	298

	Ashland Global Holdings Inc.	4,088	297
	WR Grace & Co.	3,945	291
	Ecolab Inc.	2,100	289
	Air Products & Chemicals Inc.	1,699	286
	Ball Corp.	7,119	273
*	Crown Holdings Inc.	4,594	267
	Sherwin-Williams Co.	598	250
	Scotts Miracle-Gro Co.	2,595	234
	Silgan Holdings Inc.	7,626	228
	International Flavors & Fragrances Inc.	1,420	213
	PPG Industries Inc.	1,716	204
	RPM International Inc.	3,472	181
			12,992
Other (0.0%)
*,2 Dyax Corp. CVR Exp. 12/31/2019		28,700	57

Real Estate (3.7%)
	BUWOG AG	70,000	2,516
	Pure Industrial Real Estate Trust	330,000	2,168
	American Tower Corp.	2,102	310
*	Howard Hughes Corp.	2,437	307
	Park Hotels & Resorts Inc.	10,102	292
	Invitation Homes Inc.	12,858	289
	Douglas Emmett Inc.	7,454	288
	Equinix Inc.	631	287
	Liberty Property Trust	6,874	285
	Crown Castle International Corp.	2,523	285
	WP Carey Inc.	4,152	269
	Sun Communities Inc.	2,972	264
	Gaming and Leisure Properties Inc.	7,145	260
	Welltower Inc.	4,321	259
	UDR Inc.	7,000	256
	AvalonBay Communities Inc.	1,498	255
*	Equity Commonwealth	8,392	251
	Apple Hospitality REIT Inc.	12,839	250
	Camden Property Trust	2,838	246
	Essex Property Trust Inc.	1,047	244
	Mid-America Apartment Communities Inc.	2,528	241
	Duke Realty Corp.	8,696	230
	Equity Residential	3,694	228
	DCT Industrial Trust Inc.	3,793	225
	Highwoods Properties Inc.	4,560	218
	Federal Realty Investment Trust	1,709	206
	Equity LifeStyle Properties Inc.	2,293	198
	Simon Property Group Inc.	1,148	188
	Lamar Advertising Co. Class A	1,583	114
	Piedmont Office Realty Trust Inc. Class A	1,588	31
	Colony NorthStar Inc. Class A		—
			11,460
Telecommunication Services (1.0%)
*	Straight Path Communications Inc. Class B	13,000	2,373
*	T-Mobile US Inc.	4,228	275
	Verizon Communications Inc.	4,572	247
	AT&T Inc.	5,852	219
*	Zayo Group Holdings Inc.	1,248	46
			3,160

Utilities (6.4%)
* Dynegy Inc.	234,000	2,930
* Calpine Corp.	192,000	2,897
Avista Corp.	57,000	2,871
WGL Holdings Inc.	33,000	2,779
SCANA Corp.	40,000	1,626
NextEra Energy Inc.	1,872	297
Public Service Enterprise Group Inc.	5,676	294
Exelon Corp.	7,528	290
Westar Energy Inc. Class A	5,475	283
CenterPoint Energy Inc.	10,014	282
Eversource Energy	4,425	279
CMS Energy Corp.	6,088	272
American Electric Power Co. Inc.	3,956	272
Hawaiian Electric Industries Inc.	7,961	272
DTE Energy Co.	2,566	271
Consolidated Edison Inc.	3,342	269
Xcel Energy Inc.	5,777	264
Duke Energy Corp.	3,348	263
PPL Corp.	8,069	257
Southern Co.	5,447	246
Dominion Energy Inc.	3,200	245
UGI Corp.	5,253	240
Sempra Energy	2,140	229
Atmos Energy Corp.	2,429	201
Ameren Corp.	3,500	198
WEC Energy Group Inc.	3,045	196
Alliant Energy Corp.	4,860	193
American Water Works Co. Inc.	2,309	192
Aqua America Inc.	5,158	187
Pinnacle West Capital Corp.	2,316	185
Entergy Corp.	2,138	168
Edison International	2,497	156
Avangrid Inc.	2,317	113
Vectren Corp.	1,328	80
NiSource Inc.	1,259	31
		19,828
Total Common Stocks—Long Positions (Cost $175,706)		194,350
Common Stocks Sold Short (-20.8%)
Consumer Discretionary (-3.3%)
* Discovery Communications Inc. Class A	(34,288)	(860)
Sinclair Broadcast Group Inc. Class A	(13,570)	(503)
Ralph Lauren Corp. Class A	(3,167)	(362)
Best Buy Co. Inc.	(4,763)	(348)
Advance Auto Parts Inc.	(2,955)	(346)
Kohl's Corp.	(5,317)	(344)
* Michael Kors Holdings Ltd.	(5,183)	(342)
* Skechers U.S.A. Inc. Class A	(8,259)	(340)
* Michaels Cos. Inc.	(12,475)	(335)
* Netflix Inc.	(1,237)	(334)
* Floor & Decor Holdings Inc. Class A	(6,922)	(325)
Foot Locker Inc.	(6,565)	(323)
* O'Reilly Automotive Inc.	(1,216)	(322)
Macy's Inc.	(12,345)	(320)
* Lululemon Athletica Inc.	(4,060)	(318)
* Urban Outfitters Inc.	(9,275)	(316)

Dick's Sporting Goods Inc.	(9,978)	(314)
Gap Inc.	(9,163)	(305)
* Liberty Interactive Corp. QVC Group Class A	(10,553)	(296)
TripAdvisor Inc.	(8,545)	(296)
Bed Bath & Beyond Inc.	(12,810)	(296)
Thor Industries Inc.	(2,093)	(286)
L Brands Inc.	(5,320)	(267)
International Game Technology plc	(9,081)	(264)
* Sally Beauty Holdings Inc.	(14,899)	(247)
GameStop Corp. Class A	(14,654)	(246)
Liberty Media Corp-Liberty Formula One	(6,534)	(246)
Hanesbrands Inc.	(11,028)	(240)
Newell Brands Inc.	(8,194)	(217)
H&R Block Inc.	(8,143)	(216)
Viacom Inc. Class B	(6,182)	(207)
Goodyear Tire & Rubber Co.	(4,256)	(148)
		(10,129)
Consumer Staples (-0.7%)
CVS Health Corp.	(5,026)	(396)
* Sprouts Farmers Market Inc.	(13,160)	(368)
Kroger Co.	(11,457)	(348)
Bunge Ltd.	(3,921)	(311)
* TreeHouse Foods Inc.	(6,452)	(304)
Nu Skin Enterprises Inc. Class A	(3,869)	(278)
Coty Inc. Class A	(12,364)	(242)
* Hain Celestial Group Inc.	(1,546)	(59)
		(2,306)
Energy (-3.2%)
* McDermott International Inc.	(346,109)	(3,039)
* WPX Energy Inc.	(22,923)	(338)
Marathon Oil Corp.	(18,513)	(337)
Patterson-UTI Energy Inc.	(13,742)	(325)
Murphy Oil Corp.	(10,080)	(324)
Nabors Industries Ltd.	(40,522)	(318)
Hess Corp.	(6,202)	(313)
* RSP Permian Inc.	(7,808)	(310)
* Continental Resources Inc.	(5,572)	(309)
CNX Resources Corp.	(21,881)	(306)
HollyFrontier Corp.	(6,294)	(302)
SM Energy Co.	(12,172)	(284)
* Laredo Petroleum Inc.	(29,046)	(283)
* Kosmos Energy Ltd.	(38,686)	(267)
Oceaneering International Inc.	(12,685)	(262)
* QEP Resources Inc.	(27,838)	(260)
* Energen Corp.	(4,958)	(259)
World Fuel Services Corp.	(9,038)	(252)
* Newfield Exploration Co.	(7,873)	(249)
* Extraction Oil & Gas Inc.	(17,088)	(241)
* Gulfport Energy Corp.	(23,481)	(239)
Range Resources Corp.	(16,411)	(234)
* Whiting Petroleum Corp.	(8,353)	(233)
Devon Energy Corp.	(5,146)	(213)
* Southwestern Energy Co.	(49,447)	(210)
* Parsley Energy Inc. Class A	(6,483)	(153)
		(9,860)

Financials (-3.0%)
First Horizon National Corp.	(109,880)	(2,182)
First Financial Bancorp	(46,714)	(1,331)
OceanFirst Financial Corp.	(15,768)	(417)
Associated Banc-Corp	(14,979)	(371)
Kearny Financial Corp.	(26,333)	(363)
Towne Bank	(11,763)	(359)
Navient Corp.	(23,471)	(335)
Citizens Financial Group Inc.	(7,259)	(333)
TCF Financial Corp.	(14,921)	(320)
* SVB Financial Group	(1,273)	(314)
PacWest Bancorp	(5,943)	(312)
* OneMain Holdings Inc.	(9,360)	(306)
Prosperity Bancshares Inc.	(3,948)	(299)
Popular Inc.	(7,319)	(297)
Santander Consumer USA Holdings Inc.	(16,723)	(289)
Webster Financial Corp.	(4,872)	(276)
* Signature Bank	(1,764)	(272)
Bank of the Ozarks	(5,425)	(271)
Pinnacle Financial Partners Inc.	(4,032)	(255)
* SLM Corp.	(21,709)	(248)
East West Bancorp Inc.	(1,729)	(114)
		(9,264)
Health Care (-2.2%)
* LHC Group Inc.	(14,838)	(932)
* Vertex Pharmaceuticals Inc.	(2,055)	(343)
* Neurocrine Biosciences Inc.	(3,940)	(337)
* Envision Healthcare Corp.	(9,280)	(334)
* Agios Pharmaceuticals Inc.	(4,226)	(333)
* DexCom Inc.	(5,472)	(319)
Perrigo Co. plc	(3,498)	(317)
* Alnylam Pharmaceuticals Inc.	(2,400)	(312)
* Illumina Inc.	(1,329)	(309)
* Exelixis Inc.	(10,169)	(308)
* Alexion Pharmaceuticals Inc.	(2,517)	(300)
* Mylan NV	(6,891)	(295)
* Endo International plc	(42,560)	(294)
* Ionis Pharmaceuticals Inc.	(5,566)	(292)
* athenahealth Inc.	(2,278)	(285)
* Incyte Corp.	(3,078)	(278)
* Brookdale Senior Living Inc.	(29,157)	(277)
* Seattle Genetics Inc.	(5,025)	(263)
* ACADIA Pharmaceuticals Inc.	(8,615)	(258)
* Mallinckrodt plc	(13,348)	(241)
* Regeneron Pharmaceuticals Inc.	(583)	(214)
		(6,841)
Industrials (-1.7%)
United Technologies Corp.	(6,780)	(936)
Pitney Bowes Inc.	(24,325)	(343)
* United Rentals Inc.	(1,887)	(342)
Arconic Inc.	(10,859)	(326)
* XPO Logistics Inc.	(3,452)	(326)
* HD Supply Holdings Inc.	(8,093)	(315)
CSX Corp.	(5,426)	(308)
* Spirit Airlines Inc.	(7,229)	(305)
WW Grainger Inc.	(1,113)	(300)

Terex Corp.	(6,382)	(300)
MSC Industrial Direct Co. Inc. Class A	(3,190)	(299)
American Airlines Group Inc.	(5,501)	(299)
Equifax Inc.	(2,219)	(277)
Acuity Brands Inc.	(1,704)	(263)
* United Continental Holdings Inc.	(3,657)	(248)
* JetBlue Airways Corp.	(5,865)	(122)
		(5,309)
Information Technology (-2.5%)
Marvell Technology Group Ltd.	(71,798)	(1,675)
NVIDIA Corp.	(1,516)	(373)
* ON Semiconductor Corp.	(14,698)	(364)
* FleetCor Technologies Inc.	(1,644)	(349)
* Workday Inc. Class A	(2,866)	(344)
* Square Inc.	(7,285)	(342)
* Palo Alto Networks Inc.	(2,123)	(335)
* Twitter Inc.	(12,800)	(330)
* Akamai Technologies Inc.	(4,804)	(322)
* Micron Technology Inc.	(7,260)	(317)
* Take-Two Interactive Software Inc.	(2,381)	(302)
* Arista Networks Inc.	(1,067)	(294)
* Splunk Inc.	(3,145)	(290)
* First Solar Inc.	(4,261)	(286)
* Tableau Software Inc. Class A	(3,632)	(279)
Western Digital Corp.	(3,129)	(278)
* Coherent Inc.	(1,067)	(277)
* Autodesk Inc.	(2,377)	(275)
Universal Display Corp.	(1,693)	(270)
* FireEye Inc.	(17,212)	(260)
* Atlassian Corp. plc Class A	(4,643)	(251)
* Zillow Group Inc. Class A	(2,758)	(123)
		(7,936)
Materials (-0.8%)
Mosaic Co.	(12,155)	(332)
CF Industries Holdings Inc.	(7,803)	(331)
* Freeport-McMoRan Inc.	(16,946)	(330)
* Alcoa Corp.	(5,788)	(301)
Tahoe Resources Inc.	(60,926)	(268)
Chemours Co.	(5,167)	(267)
Royal Gold Inc.	(2,887)	(257)
* Platform Specialty Products Corp.	(15,459)	(181)
United States Steel Corp.	(4,142)	(155)
		(2,422)
Real Estate (-1.1%)
Potlatch Corp.	(50,400)	(2,666)
CoreCivic Inc.	(11,859)	(275)
Spirit Realty Capital Inc.	(29,656)	(243)
DDR Corp.	(26,483)	(215)
Colony NorthStar Inc. Class A		—
		(3,399)
Telecommunication Services (-0.5%)
AT&T Inc.	(27,229)	(1,020)
CenturyLink Inc.	(13,721)	(244)
* Sprint Corp.	(30,414)	(162)
		(1,426)

Utilities (-1.8%)
*	Vistra Energy Corp.	(167,987)	(3,276)
	Dominion Energy Inc.	(26,760)	(2,046)
	NRG Energy Inc.	(11,168)	(290)
			(5,612)
Total Common Stocks Sold Short (Proceeds $59,157)			(64,504)
Temporary Cash Investments (25.9%)
Money Market Fund (20.8%)
3	Vanguard Market Liquidity Fund, 1.545%	646,478	64,648

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (5.1%)
	United States Treasury Bill, 1.084%, 2/1/18	1,300	1,300
4	United States Treasury Bill, 1.098%, 2/1/18	4,000	4,000
4,5 United States Treasury Bill, 1.391%, 5/3/18		3,300	3,288
4	United States Treasury Bill, 1.482%, 6/7/18	6,000	5,969
5	United States Treasury Bill, 1.509%, 6/21/18	1,200	1,193
			15,750
Total Temporary Cash Investments (Cost $80,399)			80,398
†,5Other Assets and Liabilities-Net (32.2%)			100,033
Net Assets (100%)			310,277

* Non-income-producing security.
† Long security positions with a value of $3,034,000 and cash of $79,926,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate value of these securities was $5,234,000, representing 1.7% of net assets.
2 Security value determined using significant unobservable inputs.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Security is owned by the Vanguard ASF Portfolio, which is a wholly owned subsidiary of the Alternative Strategies
Fund.
5 Securities with a value of $4,332,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2018	944	201,293	(1,218)
5-Year U.S. Treasury Note	March 2018	414	47,490	(821)

Alternative Strategies Fund

10-Year U.S. Treasury Note	March 2018	253	30,759	(786)
LME Tin[1]	March 2018	37	4,020	248
LME Zinc[1]	March 2018	45	3,993	186
Soybean Meal[1]	March 2018	118	3,986	157
Natural Gas[1]	February 2018	131	3,923	129
Soybean[1]	March 2018	78	3,883	69
Feeder Cattle[1]	March 2018	53	3,844	43
WTI Crude[1]	February 2018	59	3,819	43
Cotton No.2[1]	March 2018	93	3,593	(202)
				(2,152)

Short Futures Contracts
KC Hard Red Winter Wheat[1]	March 2018	(179)	(4,182)	(214)
Wheat[1]	March 2018	(181)	(4,088)	(270)
Corn[1]	March 2018	(217)	(3,922)	(123)
Cocoa[1]	May 2018	(194)	(3,919)	(171)
LME Copper[1]	March 2018	(49)	(3,914)	(4)
Sugar #11[1]	February 2018	(263)	(3,897)	250
Live Cattle[1]	April 2018	(79)	(3,884)	(97)
Coffee[1]	May 2018	(82)	(3,819)	(19)
				(648)
				(2,800)
1 Security is owned by the subsidiary.

Forward Currency Contracts
	Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	2/7/18	CAD	29,981	USD	23,917	461
Bank of America, N.A.	2/7/18	AUD	27,963	USD	21,869	663
Bank of America, N.A.	2/7/18	NOK	176,863	USD	21,829	1,117
Bank of America, N.A.	2/7/18	SGD	3,015	USD	2,285	14
Bank of America, N.A.	2/7/18	GBP	1,476	USD	2,001	95
Bank of America, N.A.	2/7/18	USD	35,377	EUR	29,304	(1,022)
Bank of America, N.A.	2/7/18	USD	22,097	CHF	21,436	(945)
Bank of America, N.A.	2/7/18	USD	22,042	SEK	179,565	(756)
Bank of America, N.A.	2/7/18	USD	7,442	CAD	9,310	(128)
Bank of America, N.A.	2/7/18	USD	4,886	AUD	6,221	(126)
Bank of America, N.A.	2/7/18	USD	4,032	GBP	2,968	(183)
Bank of America, N.A.	2/7/18	USD	2,546	DKK	15,706	(75)
Bank of America, N.A.	2/7/18	USD	2,268	SGD	3,015	(30)

Alternative Strategies Fund

Bank of America, N.A.	2/7/18	USD	752	HKD	5,880	—
(915)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts, except for Singapore dollar, Danish krone, and Hong Kong dollar contracts, is treated as realized gain (loss) for tax purposes.

A. Basis for Consolidation: Vanguard ASF Portfolio ("the subsidiary"), which commenced operations on August 11, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of January 31, 2018, the fund held $19,174,000 in the subsidiary, representing 6% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

C. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as

Alternative Strategies Fund

unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

D. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Consolidated Schedule of Investments.

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—Long Positions	171,247	23,046	57
Common Stocks Sold Short	(64,504)	—	—
Temporary Cash Investments	64,648	15,750	—
Futures Contracts—Assets[1]	534	—	—
Futures Contracts—Liabilities[1]	(912)	—	—
Forward Currency Contracts—Assets	—	2,350	—
Forward Currency Contracts—Liabilities	—	(3,265)	—
Total	171,013	37,881	57
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund gains exposure to commodities through the subsidiary’s investment in exchange-traded commodity futures contracts. The primary risk associated with the use of commodity futures contracts is the chance the fund could lose all, or substantially all, of its investments in instruments linked to the returns of commodity futures. Commodity futures trading is volatile, and even a small movement in market prices could cause large losses. The fund also uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and

Alternative Strategies Fund

the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

G. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

H. At January 31, 2018, the cost of long security positions for tax purposes was $242,890,000. Net unrealized appreciation of long security positions for tax purposes was $18,600,000, consisting of unrealized gains of $20,620,000 on securities that had risen in value since their purchase and $2,020,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized depreciation on securities sold short was $5,347,000, consisting of unrealized gains of $3,028,000 on securities that had fallen in value since their purchase and $8,375,000 in unrealized losses on securities that had risen in value since their sale.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 20, 2018

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.